Sale Abandonment of Assets (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Oct. 02, 2020	Apr. 30, 2020	Jan. 31, 2021
Statement [Line Items]
Loss on impairment of abandoned assets			$ 245,890
Lessor of facility			$ 135,879
Ownership interest		100.00%
Pivot Naturals, LLC [Member]
Statement [Line Items]
Ownership interest			100.00%
Events After The Reporting Date [member] | Pivot Naturals, LLC [Member]
Statement [Line Items]
Ownership interest	100.00%